UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.4%

Australia-1.0%
691,600	Whitehaven Coal, Ltd.	$4,177,809

Brazil-4.6%
501,386	Anhanguera Educacional Participacoes SA	6,743,688
571,826	International Meal Co. Holdings SA (a)	4,352,842
2,082,700	PDG Realty SA Empreendimentos e Participacoes	8,439,512

		19,536,042

Canada-3.1%
116,935	Cenovus Energy, Inc.	4,261,112
184,100	Potash Corp. of Saskatchewan, Inc.	8,604,834

		12,865,946

China-1.1%
13,591,000	Daqing Dairy Holdings, Ltd. (a)	2,628,718
2,581,400	Dongyue Group	2,153,580

		4,782,298

Finland-1.8%
206,600	Fortum OYJ	4,540,083
236,100	UPM-Kymmene OYJ	3,026,539

		7,566,622

Israel-1.0%
92,373	Teva Pharmaceutical Industries, Ltd.-ADR	4,168,794

Norway-2.4%
271,700	Seadrill, Ltd.	10,095,551

Singapore-1.6%
199,664	Avago Technologies, Ltd.	6,776,596

South Korea-1.5%
102,500	Kia Motors Corp.	6,159,033

Sweden-2.5%
210,000	NCC AB-B Shares	4,340,463
315,865	Tele2 AB-B Shares	6,027,090

		10,367,553

Switzerland-3.2%
151,130	Novartis AG-ADR	8,215,427
113,664	Transocean, Ltd.	5,376,307

		13,591,734

United Kingdom-12.7%
288,100	AMEC PLC	4,558,042
172,400	AstraZeneca PLC-ADR	8,301,060
4,236,600	Cairn Energy PLC (a)	18,813,074
333,400	easyJet PLC (a)	2,345,260
128,947	Ensco PLC-ADR	6,787,770
182,822	GlaxoSmithKline PLC-ADR	8,142,892
141,400	The Weir Group PLC	4,356,096

		53,304,194

Shares	Security Description	Value

United States-63.9%
74,963	American Tower Corp.	$4,760,900
68,303	AT&T, Inc.	2,008,791
16,727	BorgWarner, Inc. (a)	1,248,336
62,800	Cabot Microelectronics Corp. (a)	3,166,376
53,350	Caterpillar, Inc.	5,821,552
143,191	CBS Corp.-Class B	4,078,080
205,844	Citigroup, Inc.	6,323,528
104,253	Coach, Inc.	7,302,923
69,248	Colgate-Palmolive Co.	6,282,179
190,141	Comcast Corp.-Class A	5,055,849
24,728	Cummins, Inc.	2,571,712
199,350	CVS Caremark Corp.	8,322,862
105,117	Family Dollar Stores, Inc.	5,865,529
29,298	FedEx Corp.	2,680,474
79,086	Foot Locker, Inc.	2,075,217
131,559	Halliburton Co.	4,838,740
93,318	Hasbro, Inc.	3,257,731
260,641	Healthcare Services Group, Inc.	4,871,380
146,769	Hewlett-Packard Co.	4,106,597
159,911	Intel Corp.	4,224,849
45,056	International Business Machines Corp.	8,677,786
114,579	ITC Holdings Corp.	8,445,618
111,523	Johnson & Johnson	7,350,481
234,474	JPMorgan Chase & Co.	8,745,880
299,678	KKR & Co. Guernsey LP	4,189,498
127,476	Kraft Foods, Inc.-Class A	4,882,331
96,634	McDonald’s Corp.	9,571,598
64,361	McKesson Corp.	5,259,581
238,425	Meridian Bioscience, Inc.	4,158,132
138,527	Microchip Technology, Inc.	5,113,032
148,190	Microsoft Corp.	4,376,051
231,016	Morgan Stanley	4,308,448
35,711	Murphy Oil Corp.	2,128,376
17,109	Norfolk Southern Corp.	1,235,270
41,759	Occidental Petroleum Corp.	4,166,295
549,907	Och-Ziff Capital Management Group, LLC-Class A	5,460,576
263,915	Oracle Corp.	7,442,403
56,870	PepsiCo, Inc.	3,734,653
247,370	Pfizer, Inc.	5,293,718
152,949	QUALCOMM, Inc.	8,996,460
231,674	Regal Entertainment Group-Class A	2,884,341
36,971	Ryder System, Inc.	2,080,728
471,200	Sara Lee Corp.	9,023,480
30,862	Schlumberger, Ltd.	2,319,896
89,256	Snap-On, Inc.	5,043,857
33,703	Stanley Black & Decker, Inc.	2,365,276
84,651	The Boeing Co.	6,279,411
64,079	The Coca-Cola Co.	4,327,255
93,796	The Estee Lauder Cos., Inc.-Class A	5,433,602
19,485	The Goldman Sachs Group, Inc.	2,171,993
12,580	Union Pacific Corp.	1,438,020
128,504	Walgreen Co.	4,286,893
77,128	Walter Energy, Inc.	5,331,859
239,439	Wells Fargo & Co.	6,994,013
103,190	Yum! Brands, Inc.	6,535,023

		268,915,439

	Total Common Stocks (Cost $388,193,911)	422,307,611

	Total Investments (Cost $388,193,911)-100.4% (b)	422,307,611

	Liabilities in Excess of Other Assets-(0.4)%	(1,597,373)

	TOTAL NET ASSETS 100.0%	$420,710,238

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.6%

Aerospace & Defense-1.3%
550	United Technologies Corp.	$43,093

Beverages-3.6%
950	Anheuser-Busch InBev NV-ADR	57,760
1,000	PepsiCo, Inc.	65,670

		123,430

Biotechnology-1.6%
800	Amgen, Inc.	54,328

Capital Markets-2.8%
300	BlackRock, Inc.	54,600
4,000	Och-Ziff Capital Management Group, LLC-Class A	39,720

		94,320

Chemicals-2.9%
540	Air Products & Chemicals, Inc.	47,536
1,100	Potash Corp. of Saskatchewan, Inc.	51,414

		98,950

Commercial Banks-3.3%
1,250	Comerica, Inc.	34,587
4,500	First Commonwealth Financial Corp.	24,930
9,000	Huntington Bancshares, Inc.	51,390

		110,907

Communications Equipment-3.2%
2,675	Cisco Systems, Inc.	52,510
950	QUALCOMM, Inc.	55,879

		108,389

Computers & Peripherals-1.2%
1,425	Hewlett-Packard Co.	39,872

Construction & Engineering-1.0%
3,000	Aecon Group, Inc.	33,659

Diversified Financial Services-2.1%
1,000	Citigroup, Inc.	30,720
170	CME Group, Inc.	40,717

		71,437

Electric Utilities-0.5%
700	EDP - Energias do Brasil SA	16,306

Energy Equipment & Services-3.0%
950	Bristow Group, Inc.	46,607
750	Schlumberger, Ltd.	56,378

		102,985

Food & Staples Retailing-1.5%
1,575	Walgreen Co.	52,542

Food Products-3.1%
1,280	General Mills, Inc.	50,982
700	The J.M. Smucker Co.	55,146

		106,128

Shares	Security Description	Value

Gas Utilities-1.7%
2,200	UGI Corp.	$59,202

Health Care Equipment & Supplies-3.3%
760	Becton, Dickinson & Co.	59,592
1,550	Hill-Rom Holdings, Inc.	51,165

		110,757

Health Care Providers & Services-2.6%
1,200	Aetna, Inc.	52,440
680	UnitedHealth Group, Inc.	35,217

		87,657

Hotels, Restaurants & Leisure-1.1%
1,275	Carnival Corp.	38,505

Household Durables-0.8%
7,000	PDG Realty SA Empreendimentos e Participacoes	28,365

Household Products-1.5%
800	The Procter & Gamble Co.	50,432

Industrial Conglomerates-1.1%
415	3M Co.	35,985

Insurance-1.0%
2,000	Montpelier Re Holdings, Ltd.	34,740

IT Services-3.1%
300	International Business Machines Corp.	57,780
470	Visa, Inc.-Class A	47,301

		105,081

Machinery-2.1%
650	Dover Corp.	41,217
530	Snap-On, Inc.	29,950

		71,167

Media-4.5%
1,599	CBS Corp.-Class B	45,539
2,025	Comcast Corp.-Class A	53,845
2,300	SES SA	54,304

		153,688

Metals & Mining-1.0%
1,350	Vale SA-ADR	34,155

Multi-Utilities-3.3%
1,100	OGE Energy Corp.	58,146
2,100	Xcel Energy, Inc.	55,860

		114,006

Oil, Gas & Consumable Fuels-10.5%
14,500	Cairn Energy PLC (a)	64,389
390	Chevron Corp.	40,201
850	ConocoPhillips	57,978
1,200	El Paso Corp.	32,244
1,650	El Paso Pipeline Partners LP	57,965
520	Occidental Petroleum Corp.	51,880
1,500	Suncor Energy, Inc.	51,750

		356,407

Shares	Security Description	Value

Personal Products-0.5%
3,100	Hypermarcas SA	$18,843

Pharmaceuticals-3.1%
950	Abbott Laboratories	51,442
1,200	Teva Pharmaceutical Industries, Ltd.-ADR	54,156

		105,598

Professional Services-1.2%
1,600	VSE Corp.	41,936

Real Estate Investment Trusts-3.0%
700	American Tower Corp.	44,457
3,500	Colony Financial, Inc.	59,360

		103,817

Road & Rail-1.2%
1,800	Marten Transport, Ltd.	39,330

Semiconductors & Semiconductor Equipment-5.3%
2,000	Avago Technologies, Ltd.	67,880
2,250	Intel Corp.	59,445
1,600	Linear Technology Corp.	53,312

		180,637

Software-3.9%
2,000	Microsoft Corp.	59,060
1,450	Oracle Corp.	40,890
2,000	Totvs SA	34,386

		134,336

Specialty Retail-1.8%
5,000	Carphone Warehouse Group PLC	13,079
950	Dick’s Sporting Goods, Inc.	39,150
250	Guess?, Inc.	7,500

		59,729

Textiles, Apparel & Luxury Goods-2.9%
480	NIKE, Inc.-Class B	49,915
360	VF Corp.	47,337

		97,252

	Total Common Stocks (Cost $2,856,307)	3,117,971

Principal Amount

Short-Term Investments-6.7%
$227,000	State Street Eurodollar Time Deposit, 0.01%	227,000

	Total Short-Term Investments (Cost $227,000)	227,000

	Total Investments (Cost $3,083,307)-98.3% (b)	3,344,971

	Other Assets in Excess of Liabilities-1.7%	56,715

	TOTAL NET ASSETS 100.0%	$3,401,686

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.
ADR-American Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-103.6%

Capital Markets-16.7%
20,000	BGC Partners, Inc.-Class A	$125,200
52,033	Cowen Group, Inc.-Class A (a)	140,489
24,902	Edelman Financial Group, Inc.	177,800
18,500	GFI Group, Inc.	85,655
30,000	Gleacher & Co., Inc. (a)	50,100
13,000	JMP Group, Inc.	95,940
2,000	Och-Ziff Capital Management Group, LLC-Class A	19,860
65,259	Rodman & Renshaw Capital Group, Inc. (a)	56,123
20,000	The Blackstone Group LP	316,200

		1,067,367

Commercial Banks-54.4%
45,165	1st United Bancorp, Inc. (a)	260,150
3,000	American River Bankshares (a)	17,700
53,940	Bank of Commerce Holdings	212,524
5,000	Bank of Georgia JSC-GDR (a)(b)	69,750
55,712	Bank of Virginia (a)	41,221
13,428	Barclays PLC	44,975
15,000	California United Bank (a)(c)	148,500
93,069	Carolina Trust Bank (a)	224,296
18,000	Centerstate Banks, Inc.	126,900
37,627	Citizens First Corp. (a)	270,162
7,095	Comerica, Inc.	196,319
4,700	Community National Bank of the Lakeway Area (a)(c)	18,800
4,000	First Business Financial Services, Inc.	66,440
72,700	First California Financial Group, Inc. (a)	319,880
1,000	FirstMerit Corp.	15,690
21,000	Mitsubishi UFJ Financial Group, Inc.	96,156
7,400	National Bank of Greece SA-ADR (a)	27,010
10,200	New Century Bancorp, Inc. (a)	23,460
400	North Valley Bancorp (a)	4,008
2,375	Old Point Financial Corp.	24,391
4,000	Oriental Financial Group, Inc.	45,760
24,642	Pacific Mercantile Bancorp (a)	91,175
18,276	Pacific Premier Bancorp, Inc. (a)	138,167
80,000	Republic First Bancorp, Inc. (a)	140,000
3,120	Rurban Financial Corp. (a)	9,797
38,750	Southern National Bancorp of Virginia, Inc. (a)	242,188
3,000	Sumitomo Mitsui Financial Group, Inc.	95,447
6,000	Summit State Bank	33,900
152,347	Synovus Financial Corp.	265,084
5,000	The Savannah Bancorp, Inc. (a)	24,950
2,551	Valley Commerce Bancorp (a)(c)	19,133
32,000	VTB Bank OJSC-GDR (b)	149,696
1,974	Yadkin Valley Financial Corp. (a)	4,086

		3,467,715

Consumer Finance-3.5%
3,000	Green Dot Corp.-Class A (a)	85,140
25,000	Imperial Holdings, Inc. (a)	59,250
9,000	Netspend Holdings, Inc. (a)	78,570

		222,960

Diversified Financial Services-14.8%
7,124	BM&F Bovespa SA	44,810
665	CME Group, Inc.	159,274
162,000	Dubai Financial Market (a)	35,725
3,715	IntercontinentalExchange, Inc. (a)	425,293

Shares	Security Description	Value

4,000	NYSE Euronext	$106,240
7,000	The NASDAQ OMX Group, Inc. (a)	173,460

		944,802

Industrial Conglomerates-2.1%
7,000	General Electric Co.	130,970

Software-1.0%
1,700	Fair Isaac Corp.	61,608

Thrifts & Mortgage Finance-11.1%
18,961	Alliance Bancorp, Inc. of Pennsylvania	212,363
5,000	Central Federal Corp. (a)	3,055
2,144	Fidelity Bancorp, Inc.	23,648
5,895	First Pactrust Bancorp, Inc.	71,448
40,000	Flagstar Bancorp, Inc. (a)	27,600
8,823	HopFed Bancorp, Inc.	68,819
31,751	Provident Financial Holdings, Inc.	298,777

		705,710

	Total Common Stocks (Cost $9,483,668)	6,601,132

Preferred Stocks-2.4%

Commercial Banks-2.4%
13,500	Banco ABC Brasil SA	97,124
13,000	Banco Industrial e Comercial SA	58,036

		155,160

	Total Preferred Stocks (Cost $190,158)	155,160

Investment Companies-2.5%
5,200	Direxion Daily Financial Bear 3X Shares (a)	155,480

	Total Investment Companies (Cost $158,298)	155,480

	Total Investments (Cost $9,832,124)-108.5% (d)	6,911,772

	Liabilities in Excess of Other Assets-(8.5)%	(541,157)

	TOTAL NET ASSETS 100.0%	$6,370,615

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.4% of the Fund’s net assets.

(c) Illiquid security.
(d) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
OJSC-Open Joint Stock Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Innovators Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.5%

Auto Components-1.3%
2,000	BorgWarner, Inc. (a)	$149,260

Biotechnology-2.7%
12,500	ARIAD Pharmaceuticals, Inc. (a)	184,375
5,000	Myriad Genetics, Inc. (a)	118,300

		302,675

Commercial Banks-1.5%
8,000	SunTrust Banks, Inc.	164,560

Communications Equipment-1.1%
4,000	Acme Packet, Inc. (a)	116,920

Computers & Peripherals-1.3%
5,000	Hewlett-Packard Co.	139,900

Diversified Financial Services-1.7%
800	CME Group, Inc.	191,608

Electrical Equipment-1.3%
20,000	LSI Industries, Inc.	142,200

Electronic Equipment, Instruments & Components-7.7%
11,000	FLIR Systems, Inc.	283,250
12,000	InvenSense, Inc. (a)	197,880
7,000	Itron, Inc. (a)	271,530
6,975	MOCON, Inc.	111,251

		863,911

Health Care Equipment & Supplies-8.4%
5,000	Alere, Inc. (a)	120,750
1,400	Intuitive Surgical, Inc. (a)	643,874
5,000	MAKO Surgical Corp. (a)	178,900

		943,524

Health Care Providers & Services-8.2%
17,000	Bio-Reference Labs, Inc. (a)	328,950
5,000	HMS Holdings Corp. (a)	165,050
6,000	MEDNAX, Inc. (a)	427,320

		921,320

Health Care Technology-2.6%
6,428	Allscripts Healthcare Solutions, Inc. (a)	122,903
4,000	Quality Systems, Inc.	162,240

		285,143

Household Durables-3.1%
3,000	iRobot Corp. (a)	99,120
25,000	Zagg, Inc. (a)	249,500

		348,620

Internet & Catalog Retail-14.3%
40	Amazon.com, Inc. (a)	7,778
3,000	priceline.com, Inc. (a)	1,588,440

		1,596,218

Shares	Security Description	Value

Internet Software & Services-3.6%
700	Google, Inc.-Class A (a)	$406,077

Life Sciences Tools & Services-5.7%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)	101,560
11,000	Life Technologies Corp. (a)	532,730

		634,290

Machinery-16.0%
3,900	Flowserve Corp.	429,663
3,391	Middleby Corp. (a)	326,045
24,857	Westport Innovations, Inc. (a)	1,032,258

		1,787,966

Media-0.6%
5,000	Digital Generation, Inc. (a)	69,500

Pharmaceuticals-1.4%
8,000	The Medicines Co. (a)	160,960

Semiconductors & Semiconductor Equipment-1.3%
6,000	Veeco Instruments, Inc. (a)	146,460

Software-10.7%
16,400	ANSYS, Inc. (a)	992,036
20,600	Mitek Systems, Inc. (a)	180,456
8,000	Scientific Learning Corp. (a)	21,360

		1,193,852

	Total Common Stocks (Cost $7,984,913)	10,564,964

Principal Amount

Short-Term Investments-4.3%
$483,000	State Street Eurodollar Time Deposit, 0.01%	483,000

	Total Short-Term Investments (Cost $483,000)	483,000

	Total Investments (Cost $8,467,913)-98.8% (b)	11,047,964

	Other Assets in Excess of Liabilities-1.2%	136,635

	TOTAL NET ASSETS 100.0%	$11,184,599

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.

Alpine Transformations Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-85.8%

Air Freight & Logistics-5.0%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	$147,669
2,000	FedEx Corp.	182,980

		330,649

Auto Components-1.2%
5,000	Amerigon, Inc. (a)	76,750

Chemicals-2.5%
5,000	Flotek Industries, Inc. (a)	58,700
500	New Market Corp.	108,095

		166,795

Commercial Banks-1.8%
1,000	PNC Financial Services Group, Inc.	58,920
1,991	Wells Fargo & Co.	58,157

		117,077

Computers & Peripherals-1.7%
15,000	Cray, Inc. (a)	111,900

Diversified Financial Services-1.1%
10,000	Bank of America Corp.	71,300

Energy Equipment & Services-3.9%
1,500	CARBO Ceramics, Inc.	145,875
8,000	ION Geophysical Corp. (a)	59,440
1,000	Transocean, Ltd.	47,300

		252,615

Health Care Equipment & Supplies-9.5%
2,000	Edwards Lifesciences Corp. (a)	165,340
1,000	Intuitive Surgical, Inc. (a)	459,910

		625,250

Health Care Technology-0.4%
1,428	Allscripts Healthcare Solutions, Inc. (a)	27,303

Hotels, Restaurants & Leisure-2.9%
4,000	Starbucks Corp.	191,720

Household Durables-12.7%
5,000	Garmin, Ltd.	208,500
6,500	Helen of Troy, Ltd. (a)	209,105
4,000	Tempur-Pedic International, Inc. (a)	266,840
15,000	Zagg, Inc. (a)	149,700

		834,145

Industrial Conglomerates-2.9%
10,300	General Electric Co.	192,713

Internet & Catalog Retail-6.5%
800	priceline.com, Inc. (a)	423,584

Internet Software & Services-1.8%
200	Google, Inc.-Class A (a)	116,022

Machinery-13.7%
2,400	Cummins, Inc.	249,600

Shares	Security Description	Value

40,000	Industrea, Ltd.	$48,412
3,000	Pall Corp.	179,040
3,000	Snap-On, Inc.	169,530
10,000	Wabash National Corp. (a)	88,700
4,037	Westport Innovations, Inc. (a)	167,939

		903,221

Metals & Mining-1.6%
1,500	Walter Energy, Inc.	103,695

Multi-Utilities-1.8%
10,000	Just Energy Group, Inc.	119,777

Multiline Retail-2.6%
2,000	Dollar Tree, Inc. (a)	169,620

Oil, Gas & Consumable Fuels-1.9%
372	Apache Corp.	36,783
10,000	Kodiak Oil & Gas Corp. (a)	90,700

		127,483

Real Estate Investment Trusts (REITs)-0.3%
1,102	Walter Investment Management Corp.	20,629

Software-10.0%
10,000	Callidus Software, Inc. (a)	67,400
20,600	Mitek Systems, Inc. (a)	180,456
5,000	Nuance Communications, Inc. (a)	142,600
5,000	Oracle Corp.	141,000
4,000	SolarWinds, Inc. (a)	126,440

		657,896

	Total Common Stocks (Cost $4,299,849)	5,640,144

Principal Amount

Short-Term Investments-16.1%
$1,062,000	State Street Eurodollar Time Deposit, 0.01%	1,062,000

	Total Short-Term Investments (Cost $1,062,000)	1,062,000

	Total Investments (Cost $5,361,849)-101.9% (b)	6,702,144

	Liabilities in Excess of Other Assets-(1.9)%	(128,151)

	TOTAL NET ASSETS 100.0%	$6,573,993

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.

Alpine Foundation Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-71.3%

Aerospace & Defense-2.0%
15,000	Honeywell International, Inc.	$870,600
5,000	The Boeing Co.	370,900

		1,241,500

Auto Components-3.0%
30,500	Autoliv, Inc.	1,924,245

Beverages-0.5%
5,000	Anheuser-Busch InBev NV-ADR	304,000

Capital Markets-1.6%
25,900	State Street Corp.	1,014,762

Chemicals-3.0%
3,200	Air Products & Chemicals, Inc.	281,696
20,000	E.I. duPont de Nemours & Co.	1,017,800
12,000	Eastman Chemical Co.	603,840

		1,903,336

Commercial Banks-4.8%
5,000	PNC Financial Services Group, Inc.	294,600
7,869	Southside Bancshares, Inc.	168,397
35,000	Sun Bancorp, Inc. (a)	102,200
7,293	Susquehanna Bancshares, Inc.	66,658
33,075	Valley National Bancorp	394,254
10,000	Washington Trust Bancorp, Inc.	246,900
69,501	Webster Financial Corp.	1,473,421
10,432	Wells Fargo & Co.	304,719

		3,051,149

Computers & Peripherals-0.6%
14,000	Hewlett-Packard Co.	391,720

Consumer Finance-0.3%
4,568	Capital One Financial Corp.	208,986

Containers & Packaging-0.4%
30,000	Boise, Inc.	229,200

Diversified Financial Services-5.3%
63,041	Bank of America Corp.	449,482
14,367	Citigroup, Inc.	441,354
2,600	CME Group, Inc.	622,726
45,600	JPMorgan Chase & Co.	1,700,880
10,406	Medallion Financial Corp.	115,403

		3,329,845

Electric Utilities-0.9%
12,000	The Southern Co.	546,720

Electrical Equipment-2.9%
22,500	AMETEK, Inc.	1,057,500
8,700	Preformed Line Products Co.	562,194
4,000	Regal-Beloit Corp.	227,080

		1,846,774

Food & Staples Retailing-2.0%
15,000	CVS Caremark Corp.	626,250
20,000	Walgreen Co.	667,200

		1,293,450

Shares	Security Description	Value

Food Products-0.8%
10,000	H.J. Heinz Co.	$518,500

Health Care Equipment & Supplies-1.1%
8,600	Becton, Dickinson & Co.	674,326

Health Care Providers & Services-0.5%
4,000	McKesson Corp.	326,880

Hotels, Restaurants & Leisure-0.7%
10,000	Darden Restaurants, Inc.	458,700

Household Durables-1.0%
28,000	Lennar Corp.-Class A	601,720

Household Products-1.4%
4,000	Colgate-Palmolive Co.	362,880
7,000	Kimberly-Clark Corp.	500,920

		863,800

Industrial Conglomerates-3.6%
10,000	3M Co.	867,100
74,600	General Electric Co.	1,395,766

		2,262,866

Insurance-0.9%
3,000	RLI Corp.	213,960
5,000	The Chubb Corp.	337,050

		551,010

IT Services-3.0%
10,000	International Business Machines Corp.	1,926,000

Leisure Equipment & Products-0.6%
10,000	Hasbro, Inc.	349,100

Machinery-1.6%
5,000	Caterpillar, Inc.	545,600
4,000	Joy Global, Inc.	362,760
10,000	Wabash National Corp. (a)	88,700

		997,060

Media-0.4%
7,692	CBS Corp.-Class B	219,068

Multi-Utilities-2.5%
11,500	Alliant Energy Corp.	487,485
50,000	Just Energy Group, Inc.	598,883
22,000	NiSource, Inc.	500,060

		1,586,428

Oil, Gas & Consumable Fuels-6.2%
6,000	Cenovus Energy, Inc.	218,640
59,000	CONSOL Energy, Inc.	2,108,660
8,000	El Paso Pipeline Partners LP	281,040
8,000	Hess Corp.	450,400
20,000	Penn Virginia Corp.	92,600
17,547	World Fuel Services Corp.	796,283

		3,947,623

Shares	Security Description	Value

Pharmaceuticals-4.0%
7,000	Abbott Laboratories	$379,050
27,000	Johnson & Johnson	1,779,570
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	361,040

		2,519,660

Real Estate Investment Trusts-11.8%
13,000	Boston Properties, Inc.	1,352,650
100,000	CBL & Associates Properties, Inc.	1,737,000
13,804	DDR Corp.	191,323
4,286	DuPont Fabros Technology, Inc.	109,293
20,000	Invesco Mortgage Capital, Inc.	313,600
5,669	ProLogis, Inc.	179,764
10,000	Sabra Health Care REIT, Inc.	142,200
23,823	Simon Property Group, Inc.	3,236,593
20,000	Two Harbors Investment Corp.	198,600

		7,461,023

Road & Rail-1.1%
10,000	Norfolk Southern Corp.	722,000

Textiles, Apparel & Luxury Goods-1.4%
5,000	PVH Corp.	385,950
4,000	VF Corp.	525,960

		911,910

Thrifts & Mortgage Finance-0.5%
75,600	Federal National Mortgage Association (a)	16,519
21,500	New York Community Bancorp, Inc.	272,835

		289,354

Trading Companies & Distributors-0.9%
3,000	WW Grainger, Inc.	572,220

	Total Common Stocks (Cost $45,177,383)	45,044,935

Principal Amount

Bonds-22.4%

U.S. Treasury Bonds-22.4%
$6,000,000	6.000%, 02/15/2026	8,666,250
4,000,000	5.250%, 11/15/2028	5,513,752

		14,180,002

	Total Bonds (Cost $11,970,622)	14,180,002

Short-Term Investments-7.7%
4,863,000	State Street Eurodollar Time Deposit, 0.01%	4,863,000

	Total Short-Term Investments (Cost $4,863,000)	4,863,000

	Total Investments (Cost $62,011,005)-101.4%	64,087,937

	Liabilities in Excess of Other Assets-(1.4)%	(862,163)

	TOTAL NET ASSETS 100.0%	$63,225,774

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT-Real Estate Investment Trust

Alpine Series Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Alpine Series Trust

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2012:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks	$422,307,611	$—	$—	$422,307,611

Total	$422,307,611	$—	$—	$422,307,611

	Valuation Inputs
Accelerating Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks	$3,117,971	$—	$—	$3,117,971
Short-Term Investments	—	227,000	—	227,000

Total	$3,117,971	$227,000	$—	$3,344,971

	Valuation Inputs
Financial Services Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks
Capital Markets	$1,067,367	$—	$—	$1,067,367
Commercial Banks	3,318,019	149,696	—	3,467,715
Consumer Finance	222,960	—	—	222,960
Diversified Financial Services	944,802	—	—	944,802
Industrial Conglomerates	130,970	—	—	130,970
Software	61,608	—	—	61,608
Thrifts & Mortgage Finance	705,710	—	—	705,710
Preferred Stocks	155,160	—	—	155,160
Investment Companies	155,480	—	—	155,480

Total	$6,762,076	$149,696	$—	$6,911,772

	Valuation Inputs
Innovators Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks	$10,564,964	$—	$—	$10,564,964
Short-Term Investments	—	483,000	—	483,000

Total	$10,564,964	$483,000	$—	$11,047,964

	Valuation Inputs
Transformations Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks	$5,640,144	$—	$—	$5,640,144
Short-Term Investments	—	1,062,000	—	1,062,000

Total	$5,640,144	$1,062,000	$—	$6,702,144

	Valuation Inputs
Foundation Fund *	Level 1 **	Level 2 **	Level 3	Total Value
Common Stocks	$45,044,935	$—	$—	$45,044,935
Bonds	—	14,180,002	—	14,180,002
Short-Term Investments	—	4,863,000	—	4,863,000

Total	$45,044,935	$19,043,002	$—	$64,087,937

Alpine Series Trust

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended January 31, 2012 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended January 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financial Services Fund

Balance as of October 31, 2011	$251
Accrued discounts / premiums	—
Realized gain (loss)	(144,034)
Change in unrealized appreciation (depreciation)	149,024
Purchases	—
Sales	(5,241)
Transfers in to Level 3
Transfers out of Level 3	—

Balance as of January 31, 2012	$—

Change in net unrealized appreciation (depreciation) on level 3 holdings held at period end	$—

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds did not hold forward currency contracts as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Dynamic Dividend Fund

Cost of investments	$388,193,911
Gross unrealized appreciation	47,840,086
Gross unrealized depreciation	(13,726,386)

Net unrealized appreciation	$34,113,700

Accelerating Dividend Fund

Cost of investments	$3,083,307
Gross unrealized appreciation	360,114
Gross unrealized depreciation	(98,450)

Net unrealized appreciation	$261,664

Financial Services Fund

Cost of investments	$9,832,124
Gross unrealized appreciation	546,447
Gross unrealized depreciation	(3,466,799)

Net unrealized depreciation	$(2,920,352)

Alpine Series Trust

Innovators Fund

Cost of investments	$8,467,913
Gross unrealized appreciation	3,769,739
Gross unrealized depreciation	(1,189,688)

Net unrealized appreciation	$2,580,051

Transformations Fund

Cost of investments	$5,361,849
Gross unrealized appreciation	1,643,933
Gross unrealized depreciation	(303,638)

Net unrealized appreciation	$1,340,295

Foundation Fund

Cost of investments	$62,011,005
Gross unrealized appreciation	12,059,472
Gross unrealized depreciation	(9,982,540)

Net unrealized appreciation	$2,076,932

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A.Lieber, President

Date	March 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Samuel A. Lieber

Samuel A.Lieber, President

Date	March 30, 2012

By (Signature and Title)*		/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 30, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.